Acquisitions - Purchase price allocation for business combinations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,970	$ 8,905
Business combinations
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	27	0	$ 0
Right-of-use assets	29	0	0
Currently marketed products	850	0	0
Acquired in-process research & development	175	0	0
Deferred tax assets	189	0	0
Inventories	49	0	0
Trade receivables	70	0	0
Short-term investments	79	0	0
Cash and cash equivalents	78	0	0
Other assets	15	0	0
Lease liabilities	(27)	0	0
Deferred tax liabilities	(255)	0	0
Provisions and other non-current and current liabilities	(235)	0	0
Current income tax liabilities	(46)	0	0
Trade payables	(3)	0	0
Financial debts	(316)	0	0
Net identifiable assets acquired	679	0	0
Goodwill	65	0	0
Total purchase consideration	744	0	0
Acquired liquidity	(78)	0	0
Net assets recognized as a result of business combinations	$ 666	$ 0	$ 0